EQUITY INFORMATION (Details)	9 Months Ended
Mar. 31, 2025 shares Vote $ / shares
EQUITY INFORMATION
Number of own shares repurchased	2,402,692
Number of votes for each ordinary share | Vote	1
Equity compensation plan
EQUITY INFORMATION
Number of total converted options outstanding	3,918,381
Ordinary shares
EQUITY INFORMATION
Number of shares authorized	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,712,602
Number of shares outstanding	62,712,602
Preference shares
EQUITY INFORMATION
Number of shares authorized	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0